Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 18:	LEASES

Set out below are the carrying amounts of the Company’s right-of-use (“ROU”) assets and lease liabilities and their activity during the years ended December 31, 2023 and 2022:

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2023	15,694	265	405	16,364	17,864
Additions and extensions to ROU assets	1,020	534	—	1,554	1,553
Reclass to property, plant and equipment	—	—	(364)	(364)	—
Depreciation	(2,952)	(213)	(32)	(3,197)	—
Lease termination	—	(42)	—	(42)	(23)
Payments	—	—	—	—	(5,025)
Gain on extinguishment of lease liabilities	—	—	—	—	(255)
Interest	—	—	—	—	1,391
Foreign exchange	—	—	—	—	345
As of December 31, 2023	13,762	544	9	14,315	15,850
Less current portion of lease liabilities					(2,857)
Non-current portion of lease liabilities					12,993

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2022	9,038	283	76	9,397	13,573
Additions and extensions to ROU assets	9,526	118	1,693	11,337	11,354
Depreciation	(1,975)	(129)	(121)	(2,225)	—
Lease termination	(104)	(7)	—	(111)	(112)
Impairment	(791)	—	(1,243)	(2,034)	—
Payments	—	—	—	—	(7,528)
Interest	—	—	—	—	1,451
Foreign exchange	—	—	—	—	(874)
As of December 31, 2022	15,694	265	405	16,364	17,864
Less current portion of lease liabilities					(3,649)
Non-current portion of lease liabilities					14,215

a.	2023 lease activities

Reliz Lease

In February 2023, the Company negotiated a modification to its lease agreement with Reliz Ltd. (where BlockFi was the lender to Reliz Ltd.) in order to settle its outstanding lease liability of $373 for a payment of $118. Refer to Note 28 for more details.

Baie-Comeau

On July 5, 2023, in conjunction with the Baie-Comeau acquisition, the Company entered into a lease agreement with a third party for a site to install the infrastructure to operate the acquired capacity. The lease agreement is for an industrial site in Baie-Comeau for an initial term of 10 years at $16 (CAD$21) a month with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3%. The lease agreement also provides the Company with the option to purchase the site for $2,248 (CAD$3,000) with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3% throughout the lease term.

b.	2022 lease activities

The Company maintained one lease agreement for Mining hardware, consisting of 3,000 WhatsMiner M31S+ Miners, with a net book value of approximately $3,330, classified as property, plant and equipment under BVVE and electrical equipment as described in Note 13.

During the year ended December 31, 2022, the Company recognized an impairment loss of $2,034 on the Company’s ROU assets. Refer to Note 12 for more details.